SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Optical Fibers	20 years
Computer equipment	3-15 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Building	20-40 years

Schedule of estimated economic life of the intangible assets

Purchased software	5 years

Schedule of disaggregation of revenue by revenue stream and by timing of revenue recognition from continuing operations

	For the Years Ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000
CDN Services	669,938	709,498	648,117	93,096
IDC Services	149,316	185,973	255,524	36,704
IX Services	33,314	27,120	14,987	2,153
Total	852,568	922,591	918,628	131,953

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	Years as of December 31,
	2018	2019
	RMB’000	RMB’000	US$’000
Accounts receivables	210,476	105,608	15,170
Advance from customers	18,598	15,323	2,201